Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 3,566	$ 1,533	$ 3,315
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(30)	53
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(569)	(941)	(861)
Total comprehensive income
Total other comprehensive income	4,246	(783)	1,311
Total other comprehensive income that may be reclassified to the income statement, net of tax	4,804	(714)	2,235
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(558)	(69)	(924)
Total comprehensive income	7,812	749	4,625
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	3,541	1,481	3,290
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	5,647	(2,629)	1,747
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(2,190)	1,340	(912)
Foreign currency translation differences on foreign operations reclassified to the income statement	(80)	15	58
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	8	(12)	(28)
Income tax relating to foreign currency translations, including the effect of net investment hedges	(4)	24	(17)
Subtotal foreign currency translation, net of tax	3,381	(1,261)	849
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	69	0	4
Net realized (gains) / losses reclassified to the income statement from equity	0	0	1
Income tax relating to net unrealized gains / (losses)	3	0	0
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	72	0	5
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	464	(1,198)	(36)
Net (gains) / losses reclassified to the income statement from equity	1,134	1,907	1,745
Income tax relating to cash flow hedges	(302)	(74)	(309)
Subtotal cash flow hedges, net of tax	1,295	635	1,400
Cost of hedging
Cost of hedging, before tax	56	(87)	(19)
Income tax relating to cost of hedging	0	0	0
Subtotal cost of hedging, net of tax	56	(87)	(19)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	30	(106)	(103)
Income tax relating to defined benefit plans	(36)	20	(33)
Subtotal defined benefit plans, net of tax	(6)	(86)	(136)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	(569)	75	(861)
Income tax relating to own credit on financial liabilities designated at fair value	2	(10)	71
Subtotal own credit on financial liabilities designated at fair value, net of tax	(567)	65	(790)
Total comprehensive income
Total other comprehensive income	4,231	(735)	1,308
Total other comprehensive income that may be reclassified to the income statement, net of tax	4,804	(714)	2,235
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(573)	(21)	(927)
Total comprehensive income	7,772	747	4,598
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	26	51	25
Total comprehensive income
Total other comprehensive income	15	(48)	2
Total other comprehensive income that will not be reclassified to the income statement, net of tax	15	(48)	2
Total comprehensive income	$ 40	$ 3	$ 27